Summary of Significant Accounting Policies (Tables)	3 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Antidilutive Securities
The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	Three Months Ended December 31,	Year Ended September 30,
	2018	2018	2017	2016
Unvested restricted incentive shares	708,834	815,632	1,358,317	1,266,619
Incentive share options	3,711,274	2,065,481	570,309	—
Total	4,420,108	2,881,113	1,928,626	1,266,619